Income Taxes, Components of Income Tax Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal	$ 7,321	$ 4,601	$ 9,141
State and local	520	736	1,198
Foreign	112	91	61
Total current	7,953	5,428	10,400
Deferred:
Federal	2,117	4,457	(1,151)
State and local	224	522	(166)
Foreign	13	(2)	20
Total deferred	2,354	4,977	(1,297)
Income tax expense	$ 10,307	$ 10,405	$ 9,103